                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                   CGM TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end:  December 31, 2008
                          -----------------
Date of reporting period: December 31, 2008
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

79th Annual Report
December 31, 2008

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund declined -17.6% during the fourth quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which fell -21.9% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 5.1%. For the year just ended, CGM Mutual Fund returned -28.2%, the S&P 500 Index, -37.0% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 6.2%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In December, the National Bureau of Economic Research announced the U.S. economy had, in fact, entered a recession twelve months earlier in December of 2007. To anyone in the homebuilding, banking, retail or investment banking businesses, this came as no surprise ...

In the first quarter of 2008, Bear Stearns became the first victim of what was to become a rapidly unfolding financial meltdown. J.P. Morgan purchased the venerable investment house for a mere $10 per share and the government absorbed some $29 billion of its mortgage backed securities. Although the Federal Reserve Board had locked its sights on the housing market as early as August of 2007 when it began reducing the Federal Discount rate, in early 2008 the government ratcheted up its efforts to counter plummeting home prices and slowing consumer sales by proposing a $150 billion stimulus program which was disbursed in May, June and July. By mid-year, the economy's prognosis was improving as promising trends in trade, agriculture, energy and commodities combined with fairly aggressive monetary policy and fiscal incentives pointed to recovery. But, in a case of too much of a good thing, the price of crude oil then skyrocketed to $147 per barrel, up from $70 one year earlier. Still, it looked as though the government stimulus package was helping consumers absorb the resulting $4.00 per gallon cost of gasoline and though the Fed continued to mention inflation as an ongoing risk, the unemployment rate remained a relatively low 5.5% in June. July's durable goods orders were up 1.3% and the Consumer Confidence Index which had taken a hit the month before rebounded to
56.9 in August from 51.9 in July. September, however, was an altogether different story.

On September 7, the federal government seized Freddie Mac and Fannie Mae, the primary buyers of mortgages in the U.S. On September 10, Lehman Brothers announced a $3.9 billion loss for the previous quarter. One week later, the government agreed to loan American International Group $85 billion (later increased to $150 billion) claiming AIG was "too big to fail." Lehman was left to fend for itself and unable to find a buyer, fell victim to the crisis. Other financial institutions sought assistance and the few remaining large independent brokerage firms either merged with commercial banks or registered as bank holding companies. Grudgingly, Congress approved the Troubled Asset Relief Program (TARP) to the tune of $700 billion dollars, the first $350 billion of which largely went to shore up balance sheets throughout the banking system. In early November, General Motors announced sales figures for October were a full 45% lower than those of October 2007. GM principally blamed frozen credit markets and its CEO along with the head of the UAW and leaders of the other two major U.S. automobile firms took their case to Congress pleading for billions of dollars in government loans. Congress excoriated the CEOs for arriving from Detroit on separate private jets and seemed more interested in executive compensation than in company overhead and labor costs versus the competition. As the high drama was unfolding in Washington, the S&P 500 declined to 752.44 on November 20, 2008, down 52% from its all-time high reached a little more than a year earlier in October 2007. The auto executives were sent home empty-handed and told to return (via other transport) with detailed plans for survival in a new, leaner environment. Two weeks later, Detroit's CEOs made the return trip to the Capitol with plans in hand, but to no avail: Congress did not approve their loans. Then, on December 19, the White House intervened and allocated $17 billion in TARP funds to Chrysler and General Motors in an effort to avert their bankruptcy. As a condition of the loans, the companies must demonstrate financial viability by March 31, 2009. Widespread doubt that loans to the auto companies will do anything more than just kick the problem further down the road along with other factors weighed heavily on the Consumer Confidence Index pushing it to 38 in December, the lowest point in its 41-year history (and down from 90 just one year ago).

The year 2008 will figure prominently in economic history books as a year of dramatic easing of monetary policy, starting with a Federal Funds rate of 4.25% on January 1 (down from 5.25% in August 2007) to a low of 0% announced on December 16, 2008 (described as a range of 0% to .25% given the difficulty of managing a zero cost of money). Announcement of the latest cut promptly sank the 10-year government bond to 2.12%, its lowest yield since 1951. Add to the Fed's efforts the recent plunge in the price of oil to $40 per barrel which translates into gasoline at less than $2.00 per gallon and money should make its way back into the consumer's pocket.

For nearly sixteen months, the Fed, the Treasury Department and Congress have done yeoman's duty in an effort to restore confidence, increase liquidity in the financial system and rejuvenate the economy. We believe we are headed in the right direction though it will take some time--possibly the better part of 2009 or longer--to squeeze remaining toxic debt out of the system.

PORTFOLIO STRATEGY
CGM Mutual Fund entered 2008 with substantial investments in companies benefiting from strong commodity prices driven by growth in emerging economies. The Fund had major holdings in agricultural, steel, oil service, oil and gas, and mining stocks. These stocks were sold as the global economy dove into recession during the second half of the year and proceeds were invested in financial and economically defensive companies, including biotech, medical supplies and consumer staples. We established a large position in bank stocks which we sold when better opportunities appeared elsewhere.

Almost all our holdings declined in price in 2008. The largest losses occurred in energy, agricultural, bank and automotive stocks.

The fixed income section of the portfolio, which averaged 26% of the Fund's assets throughout the year, was 100% invested in Treasury Bills during the first nine months of the year. In October, we moved all of the fixed income section into investment grade corporate bonds and most experienced significant appreciation over the remainder of the year.

On December 31, 2008, CGM Mutual Fund remained approximately 26% invested in corporate bonds. In the equity portion of the portfolio, the three largest positions at year end were in the drug, hospital supply and metals and mining industries. The Fund's three largest stock holdings were Agnico-Eagle Mines Limited, Teva Pharmaceutical Industries Limited ADR and C.R. Bard, Inc. (hospital supply).

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 2, 2009

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT AND MORTGAGE BOND INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM MUTUAL FUND
Average Annual Total Returns
      through 12/31/08
----------------------------
1 year    5 year    10 year
-28.2%      5.9%      3.8%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                 Unmanaged             Merrill Lynch
                    CGM           S&P 500       U.S. Corporate, Government
                Mutual Fund        Index          and Mortgage Bond Index
      --------------------------------------------------------------------

      1998        $10,000         $10,000                 $10,000
      1999         12,050          12,100                   9,900
      2000         10,652          10,999                  11,058
      2001          9,416           9,690                  11,976
      2002          7,825           7,549                  13,222
      2003         10,932           9,716                  13,764
      2004         12,124          10,775                  14,356
      2005         13,894          11,303                  14,729
      2006         14,658          13,089                  15,289
      2007         20,301          13,809                  16,390
      2008         14,576           8,700                  17,406

CGM MUTUAL FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 4 and 5 for the percentage of net assets of the Fund invested in particular industries as of December 31, 2008.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2008

                                                                       CGM
                                                                   MUTUAL FUND
                                                                   -----------
10 Years .......................................................      +45.8%
 5 Years .......................................................      +33.3
 1 Year ........................................................      -28.2
 3 Months ......................................................      -17.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10- and 5-year periods ended December 31, 2008 would have been lower.

                                                 CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2008

COMMON STOCKS -- 72.3% OF TOTAL NET ASSETS

                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------
BANKS - MONEY CENTER -- 3.9%
  Morgan Stanley ...............................................................       1,200,000    $ 19,248,000
                                                                                                    ------------
BEVERAGES AND TOBACCO -- 4.9%
  Philip Morris International Inc. .............................................         550,000      23,930,500
                                                                                                    ------------
BIOTECHNOLOGY -- 5.1%
  Biogen Idec Inc. (b) .........................................................         520,000      24,767,600
                                                                                                    ------------
CONSUMER STAPLES -- 4.7%
  CVS Caremark Corporation .....................................................         800,000      22,992,000
                                                                                                    ------------
DRUGS -- 18.2%
  Abbott Laboratories ..........................................................         480,000      25,617,600
  Cephalon, Inc. (b) ...........................................................         330,000      25,423,200
  Genzyme Corporation (b) ......................................................         170,000      11,282,900
  Teva Pharmaceutical Industries Limited ADR (c) ...............................         633,600      26,972,352
                                                                                                    ------------
                                                                                                      89,296,052
                                                                                                    ------------
HOME PRODUCTS AND COSMETIC -- 4.8%
  Colgate-Palmolive Company ....................................................         340,000      23,303,600
                                                                                                    ------------
HOSPITAL SUPPLY -- 15.0%
  Baxter International Inc. ....................................................         450,000      24,115,500
  Becton, Dickinson and Company ................................................         340,000      23,252,600
  C.R. Bard, Inc. ..............................................................         310,000      26,120,600
                                                                                                    ------------
                                                                                                      73,488,700
                                                                                                    ------------
HOTELS AND RESTAURANTS -- 5.3%
  McDonald's Corporation .......................................................         420,000      26,119,800
                                                                                                    ------------
METALS AND MINING -- 10.4%
  Agnico-Eagle Mines Limited (d) ...............................................         540,000      27,718,200
  Goldcorp Inc. (d) ............................................................         740,000      23,332,200
                                                                                                    ------------
                                                                                                      51,050,400
                                                                                                    ------------
TOTAL COMMON STOCKS (Identified cost $366,035,023) .............................................     354,196,652
                                                                                                    ------------

BONDS -- 26.0% OF TOTAL NET ASSETS

                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
DIVERSIFIED FINANCIAL SERVICES -- 5.4%
  General Electric Company, 6.75%, 03/15/2032 ..................................    $ 25,000,000      26,580,650
                                                                                                    ------------
HEALTHCARE - SERVICES -- 0.4%
  UnitedHealth Group Incorporated, 6.875%, 02/15/2038 ..........................       2,000,000       1,751,220
                                                                                                    ------------
MEDIA -- 4.3%
  AOL Time Warner Inc., 7.700%, 5/01/2032 ......................................      10,000,000      10,012,330
  Comcast Corporation, 5.700%, 05/15/2018 ......................................      10,000,000       9,378,080
  Viacom Inc., 7.875%, 07/30/2030 ..............................................       3,000,000       1,880,529
                                                                                                    ------------
                                                                                                      21,270,939
                                                                                                    ------------
OIL REFINING -- 3.0%
  Valero Energy Corporation, 6.625%, 06/15/2037 ................................      20,000,000      14,710,060
                                                                                                    ------------
PHARMACEUTICALS -- 6.6%
  Bristol-Myers Squibb Company, 6.125%, 05/01/2038 .............................       9,000,000       9,883,431
  GlaxoSmithKline plc, 6.375%, 05/15/2038 ......................................      20,000,000      22,596,700
                                                                                                    ------------
                                                                                                      32,480,131
                                                                                                    ------------
RETAIL -- 1.9%
  Target Corporation, 7.00%, 01/15/2038 ........................................      10,000,000       9,267,950
                                                                                                    ------------
TELECOMMUNICATIONS -- 4.4%
  AT&T Corp., 6.400%, 05/15/2038 ...............................................      20,000,000      21,423,620
                                                                                                    ------------
TOTAL BONDS (Identified cost $104,148,759) .....................................                     127,484,570
                                                                                                    ------------
SHORT-TERM INVESTMENT -- 1.2% OF TOTAL NET ASSETS
  American Express Credit Corporation, 0.01%, 01/02/09 (Cost $5,925,000) .......       5,925,000       5,925,000
                                                                                                    ------------

TOTAL INVESTMENTS -- 99.5% (Identified cost $476,108,782) ......................................     487,606,222
  Cash and receivables .........................................................................      12,111,298
  Liabilities ..................................................................................      (9,830,165)
                                                                                                    ------------
TOTAL NET ASSETS -- 100.0% .....................................................................    $489,887,355
                                                                                                    ============

(a) See notes 1A and 5.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) The Fund has approximately 10.4% of its net assets at December 31, 2008 invested in companies incorporated in Canada.

                                 See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at value (Identified cost -- $476,108,782) ........    $487,606,222
Cash ..........................................................           4,623
Receivable for:
  Securities sold ...............................   $ 7,585,977
  Shares of the Fund sold .......................     1,785,701
  Dividends and interest ........................     2,734,997      12,106,675
                                                    -----------    ------------
      Total assets ............................................     499,717,520
                                                                   ------------
LIABILITIES
Payable for:
  Securities purchased ..........................     7,471,263
  Shares of the Fund redeemed ...................     1,419,268
  Tax withholding liability .....................       104,530
  Distributions declared ........................       301,390       9,296,451
                                                    -----------
Accrued expenses:
  Management fees ...............................       355,873
  Trustees' fees ................................        13,610
  Accounting, administration and compliance
   expenses .....................................         9,019
  Transfer agent fees ...........................        90,058
  Other expenses ................................        65,154         533,714
                                                    -----------    ------------
      Total liabilities .......................................       9,830,165
                                                                   ------------
NET ASSETS ....................................................    $489,887,355
                                                                   ============

Net Assets consist of:
  Capital paid-in .............................................    $604,031,753
  Accumulated net realized losses on investments ..............    (125,641,838)
  Net unrealized appreciation on investments ..................      11,497,440
                                                                   ------------
NET ASSETS ....................................................    $489,887,355
                                                                   ============

Shares of beneficial interest outstanding, no par value .......      21,715,457
                                                                   ============
Net asset value per share* ....................................          $22.56
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($489,887,355 / 21,715,457).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $390,753) ............     $   8,155,282
  Interest ..................................................         4,705,562
                                                                  -------------
                                                                     12,860,844
                                                                  -------------

Expenses:
  Management fees ...........................................         5,348,189
  Trustees' fees ............................................            55,780
  Accounting, administration and compliance expenses ........           108,231
  Custodian fees and expenses ...............................           120,690
  Transfer agent fees .......................................           520,744
  Audit and tax services ....................................            41,150
  Legal .....................................................            18,191
  Printing ..................................................            79,374
  Registration fees .........................................            47,836
  Miscellaneous expenses ....................................             2,279
                                                                  -------------
                                                                      6,342,464
                                                                  -------------
Net investment income .......................................         6,518,380
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized losses on investments and foreign
   currency transactions ....................................      (121,834,635)
  Net unrealized depreciation ...............................       (80,610,010)
                                                                  -------------
  Net realized and unrealized losses on investments
   and foreign currency transactions ........................      (202,444,645)
                                                                  -------------
CHANGE IN NET ASSETS FROM OPERATIONS ........................     $(195,926,265)
                                                                  =============

                See accompanying notes to financial statements.

                                                   CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------
                                                                                            2008             2007
                                                                                       -------------     ------------
FROM OPERATIONS
  Net investment income ...........................................................    $   6,518,380     $  5,676,497
  Net realized gains (losses) on investments and foreign currency transactions ....     (121,834,635)     105,202,070
  Net unrealized appreciation (depreciation) ......................................      (80,610,010)      72,232,962
                                                                                       -------------     ------------
    Change in net assets from operations ..........................................     (195,926,265)     183,111,529
                                                                                       -------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...........................................................       (6,501,796)      (5,654,129)
  Net short-term realized capital gains on investments ............................               --     (107,051,605)
  Net long-term realized capital gains on investments .............................               --       (1,480,849)
                                                                                       -------------     ------------
                                                                                          (6,501,796)    (114,186,583)
                                                                                       -------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ....................................................      130,222,450       35,748,635
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..........................................        5,749,772        5,009,085
    Distributions from net short-term realized capital gains on investments .......               --       97,226,898
    Distributions from net long-term realized capital gains on investments ........               --        1,345,083
                                                                                       -------------     ------------
                                                                                         135,972,222      139,329,701
  Cost of shares redeemed .........................................................      (91,779,247)     (64,706,440)
                                                                                       -------------     ------------
    Change in net assets derived from capital share transactions ..................       44,192,975       74,623,261
                                                                                       -------------     ------------
  Total change in net assets ......................................................     (158,235,086)     143,548,207

NET ASSETS
  Beginning of period .............................................................      648,122,441      504,574,234
                                                                                       -------------     ------------
  End of period ...................................................................    $ 489,887,355     $648,122,441
                                                                                       =============     ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ......................................................        4,444,761        1,056,385
  Issued in connection with reinvestment of:
    Dividends from net investment income ..........................................          223,864          155,722
    Distributions from net short-term realized capital gains on investments .......               --        3,055,528
    Distributions from net long-term realized capital gains on investments ........               --           42,272
                                                                                       -------------     ------------
                                                                                           4,668,625        4,309,907
  Redeemed ........................................................................       (3,337,513)      (2,088,140)
                                                                                       -------------     ------------
  Net change ......................................................................        1,331,112        2,221,767
                                                                                       =============     ============

                                  See accompanying notes to financial statements.

                                                       CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2008        2007        2006          2005          2004
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ................       $31.80      $27.78      $27.89        $25.33        $23.00
                                                                 -------     -------     -------       -------       -------
Net investment income (a)(b) ..............................         0.31        0.32        0.45          0.30          0.16
Net realized and unrealized gains (losses) on investments
  and foreign currency transactions .......................        (9.25)      10.33        1.09          3.40          2.33
                                                                 -------     -------     -------       -------       -------
Total from investment operations ..........................        (8.94)      10.65        1.54          3.70          2.49
                                                                 -------     -------     -------       -------       -------

Dividends from net investment income ......................        (0.30)      (0.33)      (0.45)        (0.31)        (0.16)
Distribution from net short-term realized gains ...........         0.00       (6.22)      (1.20)           --            --
Distribution from net long-term realized gains ............         0.00       (0.08)         --         (0.83)           --
                                                                 -------     -------     -------       -------       -------
Total distributions .......................................        (0.30)      (6.63)      (1.65)        (1.14)        (0.16)
                                                                 -------     -------     -------       -------       -------

Net increase (decrease) in net asset value ................        (9.24)       4.02      (0.11)          2.56          2.33
                                                                 -------     -------     -------       -------       -------
Net asset value at end of period ..........................       $22.56      $31.80      $27.78        $27.89        $25.33
                                                                 =======     =======     =======       =======       =======
Total return (%) ..........................................        (28.2)       38.5         5.5          14.6          10.9(c)

Ratios:
Operating expenses to average net assets (%) ..............         1.05        1.05        1.07          1.09          1.02
Operating expenses to average net assets before
  management fee waiver (%) ...............................          N/A         N/A         N/A           N/A          1.11
Net investment income to average net assets (%) ...........         1.07        1.03        1.55          1.09          0.68
Portfolio turnover (%) ....................................          466         444         504           336           314
Net assets at end of period (in thousands) ($) ............      489,887     648,122     504,574       514,612       481,443

(a) Net of management fee waiver which amounted to ($).....          N/A         N/A         N/A           N/A          0.02
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had the management fee not been reduced during the period.

                                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2008

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007.
    FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2008, the Fund had available for tax purposes, capital loss carry overs of $124,560,675 expiring December 31, 2016.

    As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------
          $--                      $--                      $10,416,277

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2008 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------
      $477,189,945         $34,558,278         $(24,142,001)        $10,416,277

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the periods ended December 31, 2008 and 2007, were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----
    2008        $  6,501,796           $       --          $  6,501,796
    2007        $112,705,734           $1,480,849          $114,186,583

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2.  RISKS AND UNCERTAINTIES

    A. RISKS ASSOCIATED WITH FOCUSED INVESTING -- The Fund, although diversified, may take a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

    B. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS -- The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund's Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund's investments.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,407,833,478 and $2,185,940,428 respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2008, the Fund incurred management fees of $5,348,189, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership ("CGM"), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $108,231, for the period ended December 31, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $86,868 of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2008, each disinterested trustee was compen-sated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust's Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $9,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund's average net assets relative to the aggregate average net assets of the Trust.

5. FASB 157 -- In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 - Prices determined using: quoted prices in active markets for identical securities

    o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund's investments as of December 31, 2008:

                                                 INVESTMENT IN   OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES      INSTRUMENTS
                                                 -------------   ---------------
Level 1 - Quoted Prices........................   $354,196,652         N/A
Level 2 - Other Significant Observable Inputs..    133,409,570         N/A
Level 3 - Significant Unobservable Inputs......       none             N/A
                                                  ------------       -------
    TOTAL                                         $487,606,222         N/A
                                                  ============       =======

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. The valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund", a series of CGM Trust) at December 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2009

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 / 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value     During Period*
                               7/01/08         12/31/08      7/01/08 - 12/31/08
-------------------------------------------------------------------------------
Actual                        $1,000.00        $  685.70            $4.49
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,019.81            $5.38
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                           CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1983 -- DECEMBER 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1983
-----------------------------------------------------------------------------------------------------------------------------------
                               -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                                  AND DISTRIBUTIONS IN CASH                          GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                               During the Year
                                           You Would Have Received                                       Which Would Represent
                                      ---------------------------------                             -------------------------------
                                                                               The Value of                          A Cumulative
                       The Net                                                 Your Original                            Change
                     Asset Value        Per Share           Per Share           Investment               An           Expressed
    On                 of Your        Capital Gains          Income               At Each              Annual      As An Index With
 December           Shares Would      Distributions       Distributions          Year End           Total Return     December 31,
    31                Have Been            of                  of             Would Have Been            of          1983 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------
   1983                $18.81                                                                                           100.0
   1984                 17.01            $ 1.86               $ 0.95              $20.00              +   6.3%          106.3
   1985                 21.53                --                 1.08               26.90              +  34.5           143.0
   1986                 22.86              2.75                 0.94               33.65              +  25.1           178.9
   1987                 20.40              4.52                 1.06               38.26              +  13.7           203.4
   1988                 19.94                --                 1.10               39.48              +   3.2           209.9
   1989                 22.34              0.95                 0.93               48.05              +  21.7           255.4
   1990                 21.64                --                 0.93*              48.58              +   1.1           258.2
   1991                 26.80              2.64                 0.97               68.45              +  40.9           363.8
   1992                 26.02              1.42                 0.93               72.63              +   6.1           386.0
   1993                 28.88              1.93                 0.86               88.46              +  21.8           470.1
   1994                 25.05                --                 1.04               79.88              -   9.7           424.5
   1995                 29.43              0.89                 0.77               99.29              +  24.3           527.7
   1996                 31.42              4.15                 0.74              122.82              +  23.7           652.8
   1997                 25.52              7.81                 0.67              132.89              +   8.2           706.3
   1998                 26.36              0.25                 0.98              143.79              +   8.2           764.2
   1999                 27.28              3.54                 0.84              173.27              +  20.5           920.9
   2000                 23.38                --                 0.73              153.17              -  11.6           814.1
   2001                 20.47                --                 0.20              135.40              -  11.6           719.7
   2002                 16.65                --                 0.41              112.52              -  16.9           598.1
   2003                 23.00                --                 0.23              157.19              +  39.7           835.5
   2004                 25.33                --                 0.16              174.32              +  10.9           926.6
   2005                 27.89              0.83                 0.31              199.77              +  14.6          1061.9
   2006                 27.78              1.20                 0.45              210.76              +   5.5          1120.3
   2007                 31.80              6.30                 0.33              291.90              +  38.5          1551.6
   2008                 22.56                --                 0.30              209.58              -  28.2          1114.0
                                         ------               ------                                   -------
    Totals                               $41.04               $17.91                                   +1014.0
-----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
  Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2008

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For the year ended December 31, 2008, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations. An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with CGM, the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                    POSITION HELD AND                          PAST 5 YEARS AND                       COMPLEX
NAME, ADDRESS AND AGE             LENGTH OF TIME SERVED                    OTHER DIRECTORSHIPS HELD                  OVERSEEN
---------------------             ---------------------                  ---------------------------               ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*              Trustee since 1993             Co-founder and Employee, CGM;                            3
  age 68                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  Trustee since 1990             Co-founder and Employee, CGM; Non-voting                 3
  age 76                                                        Owner, Kenbob, Inc. (general partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                   Trustee since 1993             Counsel (formerly, Partner), Harter,                     3
  age 68                                                        Secrest & Emery LLP (law firm); formerly
                                                                Executive Vice President and Chief
                                                                Operating Officer, The Glenmeade Trust
                                                                Company (from 1990 to 1993); formerly
                                                                Senior Vice President, J.P. Morgan Chase
                                                                Bank (from 1981 to 1990); Trustee, TT
                                                                International U.S.A. Master and Feeder
                                                                Trusts (four mutual funds) from
                                                                2000-2005

Mark W. Holland                  Trustee since 2004             President, Wellesley Financial Advisors,                 3
  age 59                                                        LLC; formerly Vice President and Chief
                                                                Operating Officer, Fixed Income Management,
                                                                Loomis, Sayles & Company, L.P.; formerly
                                                                Director, Loomis, Sayles & Company, L.P.
                                                                (from 1999 to 2002)

James Van Dyke Quereau, Jr.      Trustee since 1993             Managing Partner and Director, Stratton                  3
  age 60                                                        Management Company (investment
                                                                management); Director and Vice
                                                                President, Semper Trust Co.

J. Baur Whittlesey               Trustee since 1990             Member, Ledgewood, P.C. (law firm)                       3
  age 62

OFFICERS
G. Kenneth Heebner*              Vice President since 1990      Co-founder and Employee, CGM;                            3
  age 68                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  President since 1990           Co-founder and Employee, CGM; Non-voting                 3
  age 76                                                        Owner, Kenbob, Inc. (general partner of CGM)

David C. Fietze*                 Chief Compliance Officer       Employee - Legal counsel, CGM;                           3
  age 39                           since 2004                   formerly counsel, Bartlett Hackett
  address:                                                      Feinberg, P.C.
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*            Vice President since 1992      Employee - Investor Services Division, CGM               3
  age 48                         and Anti-Money
  address:                       Laundering Compliance
  38 Newbury Street              Officer since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                  Treasurer since 2004           Employee - CGM                                           3
  age 45

Leslie A. Lake*                  Vice President and             Employee - Office Administrator, CGM                     3
  age 63                         Secretary since 1992

Martha I. Maguire*               Vice President since 1994      Employee - Funds Marketing, CGM                          3
  age 53

Mary L. Stone*                   Assistant Vice President       Employee - Portfolio Transactions, CGM                   3
  age 64                         since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

-------------------------------------------------------
TELEPHONE NUMBERS
For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
-------------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------

-------------------------------------------------------
WEBSITE
http://www.cgmfunds.com
-------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR 08                                                      Printed in U.S.A.

CGM
REALTY FUND

15th Annual Report
December 31, 2008

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund declined -41.5% during the fourth quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which fell -21.9% and the FTSE NAREIT Equity REITs Index which fell -38.8%. For the year just ended, CGM Realty Fund returned -46.9%, the S&P 500 Index, -37.0% and the FTSE NAREIT Equity REITs Index, -37.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In December, the National Bureau of Economic Research announced the U.S. economy had, in fact, entered a recession twelve months earlier in December of 2007. To anyone in the homebuilding, banking, retail or investment banking businesses, this came as no surprise ...

In the first quarter of 2008, Bear Stearns became the first victim of what was to become a rapidly unfolding financial meltdown. J.P. Morgan purchased the venerable investment house for a mere $10 per share and the government absorbed some $29 billion of its mortgage backed securities. Although the Federal Reserve Board had locked its sights on the housing market as early as August of 2007 when it began reducing the Federal Discount rate, in early 2008 the government ratcheted up its efforts to counter plummeting home prices and slowing consumer sales by proposing a $150 billion stimulus program which was disbursed in May, June and July. By mid-year, the economy's prognosis was improving as promising trends in trade, agriculture, energy and commodities combined with fairly aggressive monetary policy and fiscal incentives pointed to recovery. But, in a case of too much of a good thing, the price of crude oil then skyrocketed to $147 per barrel, up from $70 one year earlier. Still, it looked as though the government stimulus package was helping consumers absorb the resulting $4.00 per gallon cost of gasoline and though the Fed continued to mention inflation as an ongoing risk, the unemployment rate remained a relatively low 5.5% in June. July's durable goods orders were up 1.3% and the Consumer Confidence Index which had taken a hit the month before rebounded to
56.9 in August from 51.9 in July. September, however, was an altogether different story.

On September 7, the federal government seized Freddie Mac and Fannie Mae, the primary buyers of mortgages in the U.S. On September 10, Lehman Brothers announced a $3.9 billion loss for the previous quarter. One week later, the government agreed to loan American International Group $85 billion (later increased to $150 billion) claiming AIG was "too big to fail." Lehman was left to fend for itself and unable to find a buyer, fell victim to the crisis. Other financial institutions sought assistance and the few remaining large independent brokerage firms either merged with commercial banks or registered as bank holding companies. Grudgingly, Congress approved the Troubled Asset Relief Program (TARP) to the tune of $700 billion dollars, the first $350 billion of which largely went to shore up balance sheets throughout the banking system. In early November, General Motors announced sales figures for October were a full 45% lower than those of October 2007. GM principally blamed frozen credit markets and its CEO along with the head of the UAW and leaders of the other two major U.S. automobile firms took their case to Congress pleading for billions of dollars in government loans. Congress excoriated the CEOs for arriving from Detroit on separate private jets and seemed more interested in executive compensation than in company overhead and labor costs versus the competition. As the high drama was unfolding in Washington, the S&P 500 declined to 752.44 on November 20, 2008, down 52% from its all-time high reached a little more than a year earlier in October 2007. The auto executives were sent home empty-handed and told to return (via other transport) with detailed plans for survival in a new, leaner environment. Two weeks later, Detroit's CEOs made the return trip to the Capitol with plans in hand, but to no avail: Congress did not approve their loans. Then, on December 19, the White House intervened and allocated $17 billion in TARP funds to Chrysler and General Motors in an effort to avert their bankruptcy. As a condition of the loans, the companies must demonstrate financial viability by March 31, 2009. Widespread doubt that loans to the auto companies will do anything more than just kick the problem further down the road along with other factors weighed heavily on the Consumer Confidence Index pushing it to 38 in December, the lowest point in its 41-year history (and down from 90 just one year ago).

The year 2008 will figure prominently in economic history books as a year of dramatic easing of monetary policy, starting with a Federal Funds rate of 4.25% on January 1 (down from 5.25% in August 2007) to a low of 0% announced on December 16, 2008 (described as a range of 0% to .25% given the difficulty of managing a zero cost of money). Announcement of the latest cut promptly sank the 10-year government bond to 2.12%, its lowest yield since 1951. Add to the Fed's efforts the recent plunge in the price of oil to $40 per barrel which translates into gasoline at less than $2.00 per gallon and money should make its way back into the consumer's pocket.

For nearly sixteen months, the Fed, the Treasury Department and Congress have done yeoman's duty in an effort to restore confidence, increase liquidity in the financial system and rejuvenate the economy. We believe we are headed in the right direction though it will take some time--possibly the better part of 2009 or longer--to squeeze remaining toxic debt out of the system.

PORTFOLIO STRATEGY
During the first half of 2008, the CGM Realty Fund portfolio included substantial holdings in office and industrial REITs, mall (retail) REITs and mining companies. Mining stocks were eliminated in the second half of the year as the global economy weakened and proceeds were reinvested in apartment and mortgage REITs.

Almost all the Fund's REIT holdings experienced major declines. The largest loss occurred in General Growth Properties which was severely punished because of difficulty refinancing its debt as credit markets seized up in the latter half of the year. Only the mortgage REITs held their value in this hostile environment.

Although the mining stocks performed well before June 30, REIT losses in the final two quarters of the year more than offset those gains.

At year-end, CGM Realty Fund was approximately 34% invested in retail REITs, 23% in office and industrial REITs, 15% each in mortgage and apartment REITs and 9% in health care and miscellaneous REITs. On December 31, 2008, the Fund's three largest holdings were in the following REITs: Annaly Capital Management, Inc. (mortgage), Federal Realty Investment Trust (retail) and ProLogis (office and industrial).

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 2, 2009

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, THE UNMANAGED S&P 500 INDEX, AND THE FTSE NAREIT EQUITY REITS INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM REALTY FUND
Average Annual Total Returns
      through 12/31/08
----------------------------
1 year    5 year    10 year
-46.9%      9.7%      15.8%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                 Unmanaged
                    CGM           S&P 500          FTSE NAREIT
                Realty Fund        Index       Equity REITS Index
      -----------------------------------------------------------

      1998        $10,000         $10,000            $10,000
      1999         10,260          12,100              9,540
      2000         13,256          10,999             12,059
      2001         13,932           9,690             13,735
      2002         14,420           7,549             14,257
      2003         27,355           9,716             19,546
      2004         37,066          10,775             25,723
      2005         47,074          11,303             28,861
      2006         60,725          13,089             38,991
      2007         81,614          13,809             32,869
      2008         43,337           8,700             20,477

CGM REALTY FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund.
-------------------------------------------------------------------------------
See the Schedule of Investments on pages 4 and 5 for the percentage of net assets of the Fund invested in particular industries as of December 31, 2008.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods
Ended December 31, 2008

                                                                        CGM
                                                                   REALTY FUND
                                                                   -----------
10 Years .......................................................     +334.0%
 5 Years .......................................................     + 58.6
 1 Year ........................................................     - 46.9
 3 Months ......................................................     - 41.5

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2008

REAL ESTATE INVESTMENT TRUSTS -- 97.2% OF TOTAL NET ASSETS

                                                                                       SHARES          VALUE(a)
                                                                                       ------          --------
APARTMENTS -- 15.3%
  BRE Properties, Inc. .........................................................        350,000     $    9,793,000
  Essex Property Trust, Inc. ...................................................        636,600         48,859,050
  Home Properties, Inc. (b) ....................................................      1,800,000         73,080,000
  UDR, Inc. ....................................................................      2,000,000         27,580,000
                                                                                                    --------------
                                                                                                       159,312,050
                                                                                                    --------------
HEALTHCARE -- 4.5%
  Ventas, Inc. .................................................................      1,395,000         46,830,150
                                                                                                    --------------
MISCELLANEOUS -- 4.5%
  Entertainment Properties Trust ...............................................      1,600,000         47,680,000
                                                                                                    --------------
MORTGAGE -- 15.5%
  Annaly Capital Management, Inc. ..............................................      8,320,000        132,038,400
  Chimera Investment Corporation ...............................................      8,500,000         29,325,000
                                                                                                    --------------
                                                                                                       161,363,400
                                                                                                    --------------
OFFICE AND INDUSTRIAL -- 23.2%
  Alexandria Real Estate Equities, Inc. ........................................      1,087,400         65,613,716
  Digital Realty Trust, Inc. ...................................................      1,885,400         61,935,390
  Douglas Emmett, Inc. .........................................................      1,100,000         14,366,000
  ProLogis .....................................................................      5,793,000         80,464,770
  SL Green Realty Corp. ........................................................        750,000         19,425,000
                                                                                                    --------------
                                                                                                       241,804,876
                                                                                                    --------------
RETAIL -- 34.2%
  Developers Diversified Realty Corporation (b) ................................     10,200,000         49,776,000
  Federal Realty Investment Trust ..............................................      1,505,000         93,430,400
  Simon Property Group, Inc. ...................................................      1,310,000         69,600,300
  Tanger Factory Outlet Centers, Inc. ..........................................        305,000         11,474,100
  Taubman Centers, Inc. ........................................................      2,420,000         61,613,200
  The Macerich Company (b) .....................................................      3,873,900         70,350,024
                                                                                                    --------------
                                                                                                       356,244,024
                                                                                                    --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,382,681,093) ...........................     1,013,234,500
                                                                                                    --------------

SHORT-TERM INVESTMENT -- 1.5% OF TOTAL NET ASSETS
                                                                                       FACE
                                                                                       AMOUNT
                                                                                       ------
  American Express Credit Corporation, 0.01%, 01/02/09 (Cost $15,220,000) ......    $15,220,000         15,220,000
                                                                                                    --------------
TOTAL INVESTMENTS -- 98.7% (Identified cost $1,397,901,093) ...................................      1,028,454,500
  Cash and receivables ........................................................................         28,167,804
  Liabilities .................................................................................        (14,559,731)
                                                                                                    --------------
TOTAL NET ASSETS -- 100.0% ....................................................................     $1,042,062,573
                                                                                                    ==============

(a) See notes 1A and 6.
(b) Non-controlled affiliate (See Note 7).

                                  See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at value:
  Unaffiliated issuers
   (Identified cost -- $1,079,374,413) ......     $835,248,476
  Non-controlled affiliates
   (Identified cost -- $318,526,680) ........      193,206,024   $1,028,454,500
                                                  ------------
  Cash .......................................................              510
  Receivable for:
    Securities sold .........................       13,572,068
    Shares of the Fund sold .................        1,588,163
    Dividends and interest ..................       13,007,063       28,167,294
                                                  ------------   --------------
      Total assets ...........................................    1,056,622,304
                                                                 --------------
LIABILITIES
  Payable for:
    Securities purchased ....................        7,781,403
    Shares of the Fund redeemed .............        2,582,839
    Tax withholding liability ...............            1,050
    Distributions declared ..................        3,277,814       13,643,106
                                                  ------------

  Accrued expenses:
    Management fees .........................          654,506
    Trustees' fees ..........................           20,071
    Accounting, administration and
     compliance expenses ....................           20,522
    Transfer agent fees .....................          124,787
    Other expenses ..........................           96,739          916,625
                                                  ------------   --------------
      Total liabilities ......................................       14,559,731
                                                                 --------------
NET ASSETS ...................................................   $1,042,062,573
                                                                 ==============

Net Assets consist of:
  Capital paid-in ............................................   $1,704,555,209
  Accumulated net realized losses on investments .............     (293,046,043)
  Net unrealized depreciation on investments .................     (369,446,593)
                                                                 --------------
NET ASSETS ...................................................   $1,042,062,573
                                                                 ==============
  Shares of beneficial interest
   outstanding, no par value .................................       64,230,727
                                                                 ==============
  Net asset value per share* .................................           $16.22
                                                                 ==============

* Shares of the Fund are sold and redeemed at net asset value
  ($1,042,062,573 / 64,230,727).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $220,443
   and includes $1,768,860 from non-controlled
   affiliated issuers) .....................................       $ 65,475,639
  Interest .................................................            823,086
                                                                ---------------
                                                                     66,298,725
                                                                ---------------
Expenses:
  Management fees ..........................................         14,799,499
  Trustees' fees ...........................................             81,623
  Accounting, administration and compliance expenses .......            246,255
  Custodian fees and expenses ..............................            240,643
  Transfer agent fees ......................................            685,111
  Audit and tax services ...................................             41,150
  Legal ....................................................             56,335
  Printing .................................................            121,510
  Registration fees ........................................            122,426
  Line of credit commitment fee ............................             20,335
  Miscellaneous expenses ...................................              6,030
                                                                ---------------
                                                                     16,420,917
                                                                ---------------
  Net investment income ....................................         49,877,808
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized losses on investments (including net
   realized loss of $19,272,965 on sales of investments
   in non-controlled affiliated issuers) ...................       (293,046,043)
  Net unrealized depreciation (including unrealized
   depreciation of $117,141,155 in non-controlled
   affiliated issuers) .....................................       (839,990,914)
                                                                ---------------
  Net realized and unrealized losses on investments ........     (1,133,036,957)
                                                                ---------------
CHANGE IN NET ASSETS FROM OPERATIONS .......................    $(1,083,159,149)
                                                                ===============

                See accompanying notes to financial statements.

                                          CGM REALTY FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                     2008               2007
                                                                --------------     --------------
FROM OPERATIONS
  Net investment income ..................................      $   49,877,808     $   15,062,683
  Net realized gains (losses) on investments .............        (293,046,043)       269,987,939
  Net unrealized appreciation (depreciation) .............        (839,990,914)       216,018,781
                                                                --------------     --------------
  Change in net assets from operations ...................      (1,083,159,149)       501,069,403
                                                                --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................         (41,077,152)       (13,939,899)
  Net short-term realized capital gains on investments ...                  --       (117,024,618)
  Net long-term realized capital gains on investments ....                  --       (147,041,038)
                                                                --------------     --------------
                                                                   (41,077,152)      (278,005,555)
                                                                --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         794,360,696        574,783,411
  Net asset value of shares issued in connection with
   reinvestment of:
    Dividends from net investment income .................          31,630,494         11,065,084
    Distributions from net short-term realized capital
     gains on investments ................................                  --         94,353,620
    Distributions from net long-term realized capital
     gains on investments ................................                  --        118,556,947
                                                                --------------     --------------
                                                                   825,991,190        798,759,062
  Cost of shares redeemed ................................        (658,153,090)      (498,107,852)
                                                                --------------     --------------
    Change in net assets derived from capital share
     transactions ........................................         167,838,100        300,651,210
                                                                --------------     --------------
  Total change in net assets .............................        (956,398,201)       523,715,058

NET ASSETS
  Beginning of period ....................................       1,998,460,774      1,474,745,716
                                                                --------------     --------------
  End of period ..........................................      $1,042,062,573     $1,998,460,774
                                                                ==============     ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................          26,769,377         18,339,803
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           1,544,773            345,179
    Distributions from net short-term realized capital
     gains on investments ................................                  --          2,981,157
    Distributions from net long-term realized capital
     gains on investments ................................                  --          3,745,875
                                                                --------------     --------------
                                                                    28,314,150         25,412,014
  Redeemed ...............................................         (27,629,502)       (16,365,379)
                                                                --------------     --------------
  Net change .............................................             684,648          9,046,635
                                                                ==============     ==============

                         See accompanying notes to financial statements.

                                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------------
                                                                    2008          2007          2006          2005         2004
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ..................       $31.45        $27.06        $27.19        $29.56      $24.75
                                                                    ------        ------        ------        ------      ------
Net investment income (a) ...................................         0.72          0.27          0.45          0.43        0.19
Net realized and unrealized gains (losses) on investments ...       (15.34)         9.06          7.37          7.51        8.55
                                                                    ------        ------        ------        ------      ------
Total from investment operations ............................       (14.62)         9.33          7.82          7.94        8.74
                                                                    ------        ------        ------        ------      ------
Dividends from net investment income ........................        (0.61)        (0.25)        (0.45)        (0.43)      (0.18)
Distribution from net short-term realized gains .............           --         (2.08)        (0.42)           --       (0.16)
Distribution from net long-term realized gains ..............           --         (2.61)        (7.08)        (9.88)      (3.59)
                                                                    ------        ------        ------        ------      ------
Total distributions .........................................        (0.61)        (4.94)        (7.95)       (10.31)      (3.93)
                                                                    ------        ------        ------        ------      ------
Net increase (decrease) in net asset value ..................       (15.23)         4.39         (0.13)        (2.37)       4.81
                                                                    ------        ------        ------        ------      ------
Net asset value at end of period ............................       $16.22        $31.45        $27.06        $27.19      $29.56
                                                                    ======        ======        ======        ======      ======
Total return (%) ............................................        (46.9)         34.4          29.0          27.0        35.5

Ratios:
Operating expenses to average net assets (%) ................         0.86          0.86          0.88          0.92        0.96
Net investment income to average net assets (%) .............         2.62          0.86          1.49          1.34        0.73
Portfolio turnover (%) ......................................          218           200           160           136          43
Net assets at end of period (in thousands) ($) ..............    1,042,063     1,998,461     1,474,746     1,031,966     785,399

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

                                         See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2008

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.
    The Fund adopted the provisions of the Financial Accounting Standards
    Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2008, the Fund had available for tax purposes, capital loss carryovers of $287,181,102 expiring December 31, 2016.

    As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ----------------------------
          $--                      $--                     $(375,311,534)

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2008 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        DEPRECIATION
    ---------------     ----------------     ----------------     --------------

     $1,403,766,034        $41,374,262        $(416,685,796)      $(375,311,534)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2008 and 2007 were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----

    2008        $ 41,077,152          $         --         $ 41,077,152
    2007        $130,964,517          $147,041,038         $278,005,555

E. INDEMNITIES -- In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2.  RISKS AND UNCERTAINTIES

    A. RISKS ASSOCIATED WITH FOCUSED INVESTING -- The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

    B. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS -- The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund's Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund's investments.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $4,283,561,143 and $4,105,833,505, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2008, the Fund incurred management fees of $14,799,499, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $246,255, for the period ended December 31, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $180,597 of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2008, each disinterested trustee was compen-sated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust's Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $9,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund's average net assets relative to the aggregate average net assets of the Trust.

5. LINE OF CREDIT -- The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurs a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly, through June 17, 2009. There were no borrowings under the line of credit during the period ended December 31, 2008.

6. FASB 157 -- In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 -- Prices determined using: quoted prices in active markets for identical securities

    o Level 2 -- Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 -- Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund's investments as of December 31, 2008:

                                                          INVESTMENTS      OTHER FINANCIAL
VALUATION INPUTS                                         IN SECURITIES       INSTRUMENTS
                                                         -------------     ---------------
Level 1 - Quoted Prices ............................    $1,013,234,500           N/A
Level 2 - Other Significant Observable Inputs ......        15,220,000           N/A
Level 3 - Significant Unobservable Inputs ..........         none                N/A
                                                        --------------        ---------
    TOTAL                                               $1,028,454,500           N/A
                                                        ==============        ---------

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

7. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2008:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD           GROSS          GROSS        SHARES HELD         DIVIDEND        MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2007      PURCHASES        SALES     DECEMBER 31, 2008       INCOME      DECEMBER 31, 2008
--------------               -----------------      ---------        -----     -----------------      --------     -----------------
Developers Diversified
  Realty Corporation ....            --            10,200,000         --           10,200,000        $   --           $ 49,776,000
General Growth
  Properties, Inc.* .....            --            17,950,000     17,950,000           --                --                --
Home Properties, Inc. ...            --             1,800,000         --            1,800,000           616,487         73,080,000
Tanger Factory Outlet
  Centers, Inc.** .......        1,880,000            555,000      2,130,000          305,000         1,152,373            --
The Macerich Company ....        1,290,000          3,873,900      1,290,000        3,873,900            --             70,350,024
                                                                                                     ----------       ------------
                                                                                   Total             $1,768,860       $193,206,024
                                                                                                     ==========       ============

 * Position in issuer liquidated during the preceding twelve months.
** As of May 23, 2008 this security is no longer considered an affiliated issuer.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund", a series of CGM Trust) at December 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2009

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/08         12/31/08       7/01/08 - 12/31/08
--------------------------------------------------------------------------------
Actual                        $1,000.00        $  509.50             $3.34
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,020.71             $4.47
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2008

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For the year ended December 31, 2008, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations. An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with CGM, the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,        3
  age 68                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,        3
  age 76                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)
DISINTERESTED TRUSTEES
Peter O. Brown                       Trustee since 1993             Counsel (formerly,              3
  age 68                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    formerly Executive Vice
                                                                    President and Chief
                                                                    Operating Officer, The
                                                                    Glenmeade Trust Company
                                                                    (from 1990 to 1993);
                                                                    formerly Senior Vice
                                                                    President, J.P. Morgan
                                                                    Chase Bank (from 1981-
                                                                    1990); Trustee, TT
                                                                    International U.S.A.
                                                                    Master and Feeder Trusts
                                                                    (four mutual funds)
                                                                    from 2000-2005

Mark W. Holland                      Trustee since 2004             President, Wellesley            3
  age 59                                                            Financial Advisors, LLC;
                                                                    (since 2003); formerly Vice
                                                                    President and Chief
                                                                    Operating Officer, Fixed
                                                                    Income Management, Loomis,
                                                                    Sayles & Company, L.P.;
                                                                    formerly Director, Loomis,
                                                                    Sayles & Company, L.P.
                                                                    (from 1999 to 2002)

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and            3
  age 60                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co.

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood, P.C.         3
  age 62                                                            (law firm)

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,        3
  age 68                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,        3
  age 76                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,       3
  age 39                             since 2004                     CGM; formerly  counsel,
  address:                                                          Bartlett Hackett
  38 Newbury Street                                                 Feinberg, P.C.
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor             3
  age 48                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  38 Newbury Street
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM                  3
  age 45

Leslie A. Lake*                      Vice President and Secretary   Employee - Office               3
  age 63                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                3
  age 53                                                            Marketing, CGM

Mary L. Stone*                       Assistant Vice President       Employee - Portfolio            3
  age 64                             since 1990                     Transactions, CGM

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS
For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

--------------------------------------------------
WEBSITE
http://www.cgmfunds.com
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR 08                           Printed in U.S.A.

CGM
FOCUS FUND

12th Annual Report
December 31, 2008

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund decreased -37.4% during the fourth quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which fell -21.9% over the same period. For the year just ended, CGM Focus Fund returned -48.2% and the S&P 500 Index, -37.0%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
In December, the National Bureau of Economic Research announced the U.S. economy had, in fact, entered a recession twelve months earlier in December of 2007. To anyone in the homebuilding, banking, retail or investment banking businesses, this came as no surprise ...

In the first quarter of 2008, Bear Stearns became the first victim of what was to become a rapidly unfolding financial meltdown. J.P. Morgan purchased the venerable investment house for a mere $10 per share and the government absorbed some $29 billion of its mortgage backed securities. Although the Federal Reserve Board had locked its sights on the housing market as early as August of 2007 when it began reducing the Federal Discount rate, in early 2008 the government ratcheted up its efforts to counter plummeting home prices and slowing consumer sales by proposing a $150 billion stimulus program which was disbursed in May, June and July. By mid-year, the economy's prognosis was improving as promising trends in trade, agriculture, energy and commodities combined with fairly aggressive monetary policy and fiscal incentives pointed to recovery. But, in a case of too much of a good thing, the price of crude oil then skyrocketed to $147 per barrel, up from $70 one year earlier. Still, it looked as though the government stimulus package was helping consumers absorb the resulting $4.00 per gallon cost of gasoline and though the Fed continued to mention inflation as an ongoing risk, the unemployment rate remained a relatively low 5.5% in June. July's durable goods orders were up 1.3% and the Consumer Confidence Index which had taken a hit the month before rebounded to
56.9 in August from 51.9 in July. September, however, was an altogether different story.

On September 7, the federal government seized Freddie Mac and Fannie Mae, the primary buyers of mortgages in the U.S. On September 10, Lehman Brothers announced a $3.9 billion loss for the previous quarter. One week later, the government agreed to loan American International Group $85 billion (later increased to $150 billion) claiming AIG was "too big to fail." Lehman was left to fend for itself and unable to find a buyer, fell victim to the crisis. Other financial institutions sought assistance and the few remaining large independent brokerage firms either merged with commercial banks or registered as bank holding companies. Grudgingly, Congress approved the Troubled Asset Relief Program (TARP) to the tune of $700 billion dollars, the first $350 billion of which largely went to shore up balance sheets throughout the banking system. In early November, General Motors announced sales figures for October were a full 45% lower than those of October 2007. GM principally blamed frozen credit markets and its CEO along with the head of the UAW and leaders of the other two major U.S. automobile firms took their case to Congress pleading for billions of dollars in government loans. Congress excoriated the CEOs for arriving from Detroit on separate private jets and seemed more interested in executive compensation than in company overhead and labor costs versus the competition. As the high drama was unfolding in Washington, the S&P 500 declined to 752.44 on November 20, 2008, down 52% from its all-time high reached a little more than a year earlier in October 2007. The auto executives were sent home empty-handed and told to return (via other transport) with detailed plans for survival in a new, leaner environment. Two weeks later, Detroit's CEOs made the return trip to the Capitol with plans in hand, but to no avail: Congress did not approve their loans. Then, on December 19, the White House intervened and allocated $17 billion in TARP funds to Chrysler and General Motors in an effort to avert their bankruptcy. As a condition of the loans, the companies must demonstrate financial viability by March 31, 2009. Widespread doubt that loans to the auto companies will do anything more than just kick the problem further down the road along with other factors weighed heavily on the Consumer Confidence Index pushing it to 38 in December, the lowest point in its 41-year history (and down from 90 just one year ago).

The year 2008 will figure prominently in economic history books as a year of dramatic easing of monetary policy, starting with a Federal Funds rate of 4.25% on January 1 (down from 5.25% in August 2007) to a low of 0% announced on December 16, 2008 (described as a range of 0% to .25% given the difficulty of managing a zero cost of money). Announcement of the latest cut promptly sank the 10-year government bond to 2.12%, its lowest yield since 1951. Add to the Fed's efforts the recent plunge in the price of oil to $40 per barrel which translates into gasoline at less than $2.00 per gallon and money should make its way back into the consumer's pocket.

For nearly sixteen months, the Fed, the Treasury Department and Congress have done yeoman's duty in an effort to restore confidence, increase liquidity in the financial system and rejuvenate the economy. We believe we are headed in the right direction though it will take some time--possibly the better part of 2009 or longer--to squeeze remaining toxic debt out of the system.

PORTFOLIO STRATEGY
CGM Focus Fund entered 2008 with substantial positions in energy, metals and agricultural stocks with a more modest investment in Russian and Latin American companies. We believed these securities would benefit from continued growth in developing economies despite the emerging slowdown in the U.S. and Europe. The stocks performed well through June 30.

The developing economies slowed in the summer of 2008 and joined more developed countries as the decline accelerated in the fall of the year. We sold most of our commodity-related stocks in the third quarter, but experienced major losses before positions were eliminated or reduced. Proceeds from the sales were reinvested in financial stocks and less economically sensitive companies, but the escalating financial crisis took its toll on these issues during the fall causing large losses in a number of our financial holdings. The Fund experienced its most significant losses during 2008 in energy, emerging market securities and Ford Motor Company though several financial companies also had substantial declines. The only meaningful gain was realized from the short sale of Washington Mutual.

At the end of the year, CGM Focus Fund held significant long positions in the insurance, drug and metals and mining industries. The Fund's three largest long holdings were Abbott Laboratories, MetLife, Inc. and Wal-Mart Stores, Inc.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 2, 2009

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM FOCUS FUND, THE UNMANAGED S&P 500 INDEX AND assuming reinvestment of dividends and capital gains

----------------------------
      CGM FOCUS FUND
Average Annual Total Returns
      through 12/31/08
----------------------------
1 year    5 year    10 year
-48.2%      8.6%     17.7%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                 Unmanaged
                    CGM           S&P 500
                Focus Fund        Index
      ------------------------------------

      1998        $10,000         $10,000
      1999         10,850          12,100
      2000         16,698          10,999
      2001         24,663           9,690
      2002         20,273           7,549
      2003         33,755           9,716
      2004         37,941          10,775
      2005         47,502          11,303
      2006         54,627          13,089
      2007         98,329          13,809
      2008         50,934           8,700

CGM FOCUS FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 4 and 5 for the percentage of net assets of the Fund invested in particular industries as of December 31, 2008.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2008

                                                                       CGM
                                                                   FOCUS FUND
                                                                   ----------
10 Years .......................................................     +408.8%
 5 Years .......................................................     + 50.8
 1 Year ........................................................     - 48.2
 3 Months ......................................................     - 37.4

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's cumulative total return and average annual total return for the ten year period would have been lower.

                                                CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2008

COMMON STOCKS -- 99.0% OF TOTAL NET ASSETS

                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------

AUTO AND RELATED -- 3.4%
  Ford Motor Company (b) .......................................................      61,764,000    $  141,439,560
                                                                                                    --------------
BANKS - MONEY CENTER -- 4.5%
  Banco Bradesco S.A. ADR (c) ..................................................       6,000,000        59,220,000
  Banco Itau Holding Financeira S.A. ADR (c) ...................................      11,000,000       127,600,000
                                                                                                    --------------
                                                                                                       186,820,000
                                                                                                    --------------
BIOTECHNOLOGY -- 7.4%
  Celgene Corporation (b) ......................................................       1,900,000       105,032,000
  Gilead Sciences, Inc. (b) ....................................................       4,000,000       204,560,000
                                                                                                    --------------
                                                                                                       309,592,000
                                                                                                    --------------
BUSINESS SERVICES -- 4.9%
  Research In Motion Limited (b) ...............................................       5,000,000       202,900,000
                                                                                                    --------------
DRUGS -- 10.1%
  Abbott Laboratories ..........................................................       7,900,000       421,623,000
                                                                                                    --------------
EDUCATION -- 5.9%
  Apollo Group, Inc. (b) .......................................................       3,200,000       245,184,000
                                                                                                    -------------
HOSPITAL SUPPLY -- 5.6%
  Baxter International Inc. ....................................................       4,400,000       235,796,000
                                                                                                    --------------
HOTELS AND RESTAURANTS -- 5.6%
  McDonald's Corporation .......................................................       3,783,500       235,295,865
                                                                                                    --------------
INSURANCE -- 28.2%
  Aflac Incorporated ...........................................................       5,200,000       238,368,000
  MetLife, Inc. ................................................................      11,000,000       383,460,000
  Prudential Financial, Inc. ...................................................      10,359,000       313,463,340
  The Hartford Financial Services Group, Inc. ..................................      15,000,000       246,300,000
                                                                                                    --------------
                                                                                                     1,181,591,340
                                                                                                    --------------
INSURANCE BROKERS -- 2.2%
  Aon Corporation ..............................................................       2,010,000        91,816,800
                                                                                                    --------------
METALS AND MINING -- 9.8%
  Barrick Gold Corporation .....................................................       5,750,000       211,427,500
  Newmont Mining Corporation ...................................................       4,850,000       197,395,000
                                                                                                    --------------
                                                                                                       408,822,500
                                                                                                    --------------
MISCELLANEOUS -- 3.0%
  Berkshire Hathaway Inc. -- Class A (b) .......................................           1,300       125,580,000
                                                                                                    --------------
RETAIL -- 8.4%
  Wal-Mart Stores, Inc. ........................................................       6,250,000       350,375,000
                                                                                                    --------------
TOTAL COMMON STOCKS (Identified cost $4,408,557,566) ...........................................     4,136,836,065
                                                                                                    --------------

                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
SHORT-TERM INVESTMENT -- 0.2% OF TOTAL NET ASSETS
  American Express Credit Corporation, 0.01%, 01/02/09 (Cost $7,795,000) .......    $  7,795,000         7,795,000
                                                                                                    --------------
TOTAL INVESTMENTS -- 99.2% (Identified cost $4,416,352,566) ....................................     4,144,631,065
  Cash and receivables .........................................................................       208,026,674
  Liabilities ..................................................................................      (173,758,364)
                                                                                                    --------------
TOTAL NET ASSETS -- 100.0% .....................................................................    $4,178,899,375
                                                                                                    ==============

(a) See notes 1A and 6.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at value
 (Identified cost -- $4,416,352,566) ..........................  $4,144,631,065
Cash ..........................................................           2,662
Receivable for:
  Securities sold ...............................  $183,420,563
  Shares of the Fund sold .......................     8,157,722
  Dividends and interest.........................    16,445,727     208,024,012
                                                   ------------  --------------
      Total assets ............................................   4,352,657,739
                                                                 --------------
LIABILITIES
Payable for:
  Securities purchased ..........................   148,766,025
  Shares of the Fund redeemed ...................    11,424,880
  Distributions declared ........................     7,599,624
  Tax withholding liability .....................     2,042,401     169,832,930
                                                   ------------
Accrued expenses:
  Management fees ...............................     3,284,344
  Trustees' fees ................................        48,319
  Accounting, administration and compliance
   expenses .....................................        58,284
  Transfer agent fees ...........................       250,865
  Other expenses ................................       283,622       3,925,434
                                                   ------------  --------------
      Total liabilities .........................                   173,758,364
                                                                 --------------
NET ASSETS ....................................................  $4,178,899,375
                                                                 ==============

Net Assets consist of:
  Capital paid-in .............................................  $7,304,026,117
  Accumulated net realized losses on investments ..............  (2,853,405,241)
  Net unrealized depreciation on investments ..................    (271,721,501)
                                                                 --------------
NET ASSETS ....................................................  $4,178,899,375
                                                                 ==============
Shares of beneficial interest outstanding, no par value .......     155,027,684
                                                                 ==============
Net asset value per share* ....................................          $26.96
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($4,178,899,375 / 155,027,684).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $4,949,228) .........    $   110,736,700
  Interest on restricted cash ..............................          7,621,002
  Interest .................................................          2,069,216
                                                                ---------------
                                                                    120,426,918
                                                                ---------------

Expenses:
  Management fees ..........................................         61,082,103
  Trustees' fees ...........................................            171,461
  Accounting, administration and compliance expenses .......            651,031
  Custodian fees and expenses ..............................            754,708
  Transfer agent fees ......................................          1,531,277
  Audit and tax services ...................................             41,150
  Legal ....................................................            188,691
  Printing .................................................            257,470
  Registration fees ........................................            323,212
  Line of credit commitment fee ............................             41,464
  Dividends on short sales .................................          5,969,500
  Interest expense on short sales ..........................         19,901,420
  Miscellaneous expenses ...................................             10,018
                                                                ---------------
                                                                     90,923,505
                                                                ---------------
Net investment income ......................................         29,503,413
                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gains (losses) on investments and foreign
   currency transactions:
    Long transactions ......................................     (3,889,772,547)
    Short transactions .....................................      1,090,092,047
  Net unrealized depreciation on investments:
    Long transactions ......................................     (1,525,654,671)
    Short transactions .....................................       (238,524,105)
                                                                ---------------
  Net realized and unrealized losses on investments
   and foreign currency transactions .......................     (4,563,859,276)
                                                                ---------------
CHANGE IN NET ASSETS FROM OPERATIONS .......................    $(4,534,355,863)
                                                                ===============

                See accompanying notes to financial statements.

                                                     CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
                                                                                             2008               2007
                                                                                       ---------------     --------------
FROM OPERATIONS
  Net investment income ...........................................................    $    29,503,413     $    4,578,837
  Net realized gains (losses) on investments and foreign currency transactions ....     (2,799,680,500)       861,947,842
  Net unrealized appreciation (depreciation) ......................................     (1,764,178,776)     1,197,002,190
                                                                                       ---------------     --------------
    Change in net assets from operations ..........................................     (4,534,355,863)     2,063,528,869
                                                                                       ---------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...........................................................        (33,932,273)        (4,608,973)
  Net short-term realized capital gains on investments ............................                 --       (727,774,379)
  Net long-term realized capital gains on investments .............................                 --       (150,234,755)
                                                                                       ---------------     --------------
                                                                                           (33,932,273)      (882,618,107)
                                                                                       ---------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ....................................................      5,691,991,908      2,144,201,168
  Net asset value of shares issued in connection with the acquisition of assets
   from CGM Capital Development Fund (Note 7) .....................................        531,703,625                 --
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..........................................         25,544,420          3,733,219
    Distributions from net short-term realized capital gains on investments .......                 --        610,369,415
    Distributions from net long-term realized capital gains on investments ........                 --        126,003,069
                                                                                       ---------------     --------------
                                                                                         6,249,239,953      2,884,306,871
  Cost of shares redeemed .........................................................     (3,038,166,008)      (801,142,829)
                                                                                       ---------------     --------------
    Change in net assets derived from capital share transactions ..................      3,211,073,945      2,083,164,042
                                                                                       ---------------     --------------
  Total change in net assets ......................................................     (1,357,214,191)     3,264,074,804

NET ASSETS
  Beginning of period .............................................................      5,536,113,566      2,272,038,762
                                                                                       ---------------     --------------
  End of period ...................................................................    $ 4,178,899,375     $5,536,113,566
                                                                                       ===============     ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ......................................................        115,498,465         43,255,062
  Issued in connection with the acquisition of assets from CGM Capital
   Development Fund (Note 7) ......................................................          8,723,604                 --
  Issued in connection with reinvestment of:
    Dividends from net investment income ..........................................            960,799             70,845
    Distributions from net short-term realized capital gains on investments .......                 --         11,588,559
    Distributions from net long-term realized capital gains on investments ........                 --          2,392,312
                                                                                       ---------------     --------------
                                                                                           125,182,868         57,306,778
  Redeemed ........................................................................        (75,626,212)       (17,341,601)
                                                                                       ---------------     --------------
  Net change ......................................................................         49,556,656         39,965,177
                                                                                       ===============     ==============

                                    See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                  2008            2007         2006            2005        2004
                                                                  ----            ----         ----            ----        ----
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ................       $52.49          $34.68       $33.40          $29.51     $29.93
                                                                  ------          ------       ------          ------     ------
Net investment income (a)(b) ..............................         0.20            0.06         0.82            0.52       0.04
Net realized and unrealized gains (losses) on investments
 and foreign currency transactions ........................       (25.51)          27.71         4.19            6.93       3.65
                                                                  ------          ------       ------          ------     ------
Total from investment operations ..........................       (25.31)          27.77         5.01            7.45       3.69
                                                                  ------          ------       ------          ------     ------
Dividends from net investment income ......................        (0.22)          (0.05)       (0.81)          (0.44)     (0.04)
Distribution from net short-term realized gains ...........           --           (8.21)          --           (1.80)        --
Distribution from net long-term realized gains ............           --           (1.70)       (2.92)          (1.32)     (4.07)
                                                                  ------          ------       ------          ------     ------
Total distributions .......................................        (0.22)          (9.96)       (3.73)          (3.56)     (4.11)
                                                                  ------          ------       ------          ------     ------
Net increase (decrease) in net asset value ................       (25.53)          17.81         1.28            3.89      (0.42)
                                                                  ------          ------       ------          ------     ------
Net asset value at end of period ..........................       $26.96          $52.49       $34.68          $33.40     $29.51
                                                                  ======          ======       ======          ======     ======
Total return (%) ..........................................        (48.2)           80.0         15.0(c)         25.2       12.4

Ratios:
Operating expenses to average net assets (%) ..............         0.97            0.99         1.02            1.07       1.12
Dividends and interest on short positions to
 average net assets (%) ...................................         0.39            0.28         0.18            0.15       0.09
                                                                  ------          ------       ------          ------     ------
Total expenses to average net assets (%) ..................         1.36            1.27         1.20            1.22       1.21
                                                                  ======          ======       ======          ======     ======
Net investment income to average net assets (%) ...........         0.44            0.14         2.23            1.55       0.14
Portfolio turnover (%) ....................................          504(d)          384          333             282        327
Net assets at end of period (in thousands) ($) ............    4,178,899       5,536,114    2,272,039       1,641,143    918,837

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(b) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December
    31, 2004 was $0.06, for the period ended December 31, 2005 was $0.23, for the period ended December 31, 2006 was $0.36, for the period ended December 31, 2007 was ($0.02) and for the period ended December 31, 2008 was $0.32.

(c) In 2006, the Fund's total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.

(d) Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See Note 7 of Notes to the
    Financial Statements.)

                                         See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2008

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.
    The Fund adopted the provisions of the Financial Accounting Standards
    Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in
    Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2008, the Fund had available for tax purposes, capital loss carryovers of $2,023,250,733 expiring December 31, 2016.

    As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------
          $--                      $--                    $(1,101,876,010)

    The identified cost of investments in securities, held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2008 was as follows:

                       GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
    IDENTIFIED COST      APPRECIATION        DEPRECIATION         DEPRECIATION
    ---------------    ----------------    ----------------      --------------
     $5,246,507,075       $98,970,442      $(1,200,846,452)     $(1,101,876,010)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign currency gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax character of distributions paid during the period ended December 31, 2008 and 2007, were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----
    2008        $ 33,932,273          $         --         $ 33,932,273
    2007        $732,383,352          $150,234,755         $882,618,107

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited.

F. INDEMNITIES -- In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.
    dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2.  RISKS AND UNCERTAINTIES

    A. NON-DIVERSIFICATION RISK -- The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry or sector of the economy or in fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a diversified fund. In addition, under certain circumstances the Fund may invest up to 70% of its assets in the crude petroleum and natural gas industry and the petroleum refining industry. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

    B. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS -- The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund's Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund's investments.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $37,343,261,566 and $33,486,830,412, respectively, which excludes securities resulting from a merger with another fund. (See Note 7.) There were no purchases or sales of long-term United States government obligations for the period ended December
31, 2008.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2008, the Fund incurred management fees of $61,082,103, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership ("CGM"), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $651,031, for the period ended December 31, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensa-tion expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $462,156 of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2008, each disinterested trustee was compen-sated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust's Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $18,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund's average net assets relative to the aggregate average net assets of the Trust.

5. LINE OF CREDIT -- The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurred a commitment fee of 0.10% per annum through October 20, 2008 and then incurs a commitment fee at 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 19, 2009. There were no borrowings under the line of credit during the period ended December 31, 2008.

6. FASB 157 -- In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 -- Prices determined using: quoted prices in active markets for identical securities

    o Level 2 -- Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 -- Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund's investments and securities sold short as of December 31, 2008:

                                                          ASSETS --       LIABILITIES --
                                                         INVESTMENTS        SECURITIES      OTHER FINANCIAL
VALUATION INPUTS                                        IN SECURITIES       SOLD SHORT        INSTRUMENTS
                                                        -------------     --------------    ---------------
Level 1 - Quoted Prices............................    $4,136,836,065          none               N/A
Level 2 - Other Significant Observable Inputs......         7,795,000          none               N/A
Level 3 - Significant Unobservable Inputs..........         none               none               N/A
                                                       --------------        --------           -------
    TOTAL                                              $4,144,631,065          none               N/A
                                                       ==============        ========           =======

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

7. ACQUISITION OF FUND -- On June 27, 2008, CGM Focus Fund acquired all the net assets of CGM Capital Development Fund pursuant to a Plan of Reorganization approved by CGM Capital Development Fund shareholders on June 20, 2008. The acquisition was accomplished by a tax-free exchange of 8,723,604 shares of CGM Focus Fund (valued at $60.95 per share) for the 20,485,043 shares of CGM
Capital Development Fund outstanding on June 27, 2008 (an exchange ratio of 0.42585234). CGM Capital Development Fund's net assets at that date ($531,703,625), including $32,747,755 of unrealized appreciation, were combined with those of CGM Focus Fund. The aggregate net assets of CGM Focus Fund immediately before the acquisition were $9,656,099,353. The combined net assets of CGM Focus Fund immediately following the acquisition were $10,187,802,978.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund," a series of CGM Trust) at December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2009

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value     During Period*
                               7/01/08         12/31/08      7/01/08 - 12/31/08
-------------------------------------------------------------------------------
Actual                        $1,000.00        $  442.30            $5.55
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,017.44            $7.76
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the multiplied by 184/366 (to reflect the one-half year period).

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2008

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2008, the Fund designated $0 as long-term capital dividends.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with CGM, the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                    POSITION HELD AND                          PAST 5 YEARS AND                       COMPLEX
NAME, ADDRESS AND AGE             LENGTH OF TIME SERVED                    OTHER DIRECTORSHIPS HELD                  OVERSEEN
---------------------             ---------------------                  ---------------------------               ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*              Trustee since 1993             Co-founder and Employee, CGM;                            3
  age 68                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  Trustee since 1990             Co-founder and Employee, CGM; Non-voting                 3
  age 76                                                        Owner, Kenbob, Inc. (general partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                   Trustee since 1993             Counsel (formerly, Partner), Harter,                     3
  age 68                                                        Secrest & Emery LLP (law firm); formerly
                                                                Executive Vice President and Chief
                                                                Operating Officer, The Glenmeade Trust
                                                                Company (from 1990 to 1993); formerly
                                                                Senior Vice President, J.P. Morgan Chase
                                                                Bank (from 1981-1990); Trustee, TT
                                                                International U.S.A. Master and Feeder
                                                                Trusts (four mutual funds) from
                                                                2000-2005

Mark W. Holland                  Trustee since 2004             President, Wellesley Financial Advisors,                 3
  age 59                                                        LLC; (since 2003); formerly Vice President
                                                                and Chief Operating Officer, Fixed Income
                                                                Management, Loomis, Sayles & Company,
                                                                L.P.; formerly Director, Loomis, Sayles &
                                                                Company, L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.      Trustee since 1993             Managing Partner and Director, Stratton                  3
  age 60                                                        Management Company (investment
                                                                management); Director and Vice President,
                                                                Semper Trust Co.

J. Baur Whittlesey               Trustee since 1990             Member, Ledgewood, P.C. (law firm)                       3
  age 62

OFFICERS
G. Kenneth Heebner*              Vice President since 1990      Co-founder and Employee, CGM;                            3
  age 68                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  President since 1990           Co-founder and Employee, CGM; Non-voting                 3
  age 76                                                        Owner, Kenbob, Inc. (general partner of CGM)

David C. Fietze*                 Chief Compliance Officer       Employee - Legal counsel, CGM;                           3
  age 39                         since 2004                     formerly counsel, Bartlett Hackett
  address:                                                      Feinberg, P.C.
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*            Vice President since 1992      Employee - Investor Services Division, CGM               3
  age 48                         and Anti-Money
  address:                       Laundering Compliance
  38 Newbury Street              Officer since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                  Treasurer since 2004           Employee - CGM                                           3
  age 45

Leslie A. Lake*                  Vice President and             Employee - Office Administrator, CGM                     3
  age 63                         Secretary since 1992

Martha I. Maguire*               Vice President since 1994      Employee - Funds Marketing, CGM                          3
  age 53

Mary L. Stone*                   Assistant Vice President       Employee - Portfolio Transactions, CGM                   3
  age 64                         since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

-------------------------------------------------------
TELEPHONE NUMBERS
For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
-------------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------

-------------------------------------------------------
WEBSITE
http://www.cgmfunds.com
-------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR 08                          Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2008. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2008.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2007 - $96,000 and 2008 - $115,600.

        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2007 - $0 and 2008 - $0.

        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2007 - $13,300 and 2008 - $14,850. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2007 - $0 and 2008 - $0.

        (e) (1) The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii)any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committee have authorized the President or Treasurer of the CGM Trust, on behalf of its series (the "Funds") to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2008, the close-out of the 2008 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

            (2) 0% of services described in each of paragraphs (b) through (d)
                of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to (i)CGM Trust, (ii)CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2007 - $13,300 and 2008 - $14,850.

        (h) There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                       Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

        Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2008, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                       Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 26, 2009


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date:  February 26, 2009